Note 8 - Goodwill and Other Intangible Assets - Estimated Amortization Expense of Finite-lived Intangible Assets (Details) $ in Thousands	Dec. 31, 2023 USD ($)
2024, finite-lived intangible assets	$ 111
2025, finite-lived intangible assets	111
2026, finite-lived intangible assets	79
Total finite-lived intangible assets	$ 301